Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segment Assets and Liabilities

Reportable segment	Principal activities
Precision Medicine
Commercial sales of Illuccix, Gozellix and other diagnostic products subsequent to obtaining regulatory approvals. This segment includes the development activities of the Group’s diagnostic pipeline. The Group’s International and Medical Technologies businesses are operating segments that are included within the Precision Medicine reportable segment due to the similar nature of the diagnostic products being sold or developed for commercialization.

Therapeutics
Developing the Group’s core therapeutic pipeline for commercialization. This segment includes revenue received from license agreements prior to commercialization and research and development services. This segment includes the development activities of the Group’s therapeutic pipeline.

Manufacturing Solutions
Telix Manufacturing Solutions business. This segment comprises costs to operate our facilities and assets associated with the Group’s vertically integrated manufacturing and supply chain. This business includes facilities at Brussels South, IsoTherapeutics,
TMS Sacramento, North Melbourne, ARTMS and RLS Radiopharmacies.

	Precision Medicine	Therapeutics	Manufacturing Solutions	Inter- segment eliminations	Total segment	1.
2025	US$'000	US$'000	US$'000	US$'000	US$'000
Revenue from contracts with customers	621,930	9,273	172,591	-	803,794
Inter-segment revenue	-	-	72,514	(72,514)	-
Cost of sales	(222,750)	(229)	(222,853)	68,476	(377,356)
Gross profit	399,180	9,044	22,252	(4,038)	426,438
Research and development costs	(71,156)	(98,039)	(5,813)	3,759	(171,249)
Selling and marketing expenses	(82,359)	(1,434)	(12,973)	-	(96,766)
Manufacturing and distribution costs	(10,262)	(4,238)	(30,093)	-	(44,593)
General and administration costs	(22,303)	(3,606)	(12,021)	-	(37,930)
Other (losses)/gains (net)	(3,552)	21	14,711	-	11,180
Operating profit	209,548	(98,252)	(23,937)	(279)	87,080
Other losses/(gains) (net)	3,552	(21)	(14,711)	-	(11,180)
Depreciation and amortization	3,333	278	16,933	-	20,544
Adjusted earnings/ (loss) before interest, tax, depreciation and amortization	216,433	(97,995)	(21,715)	(279)	96,444

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment	1.
	US$'000	US$'000	US$'000	US$'000
2024	(Recast)	(Recast)	(Recast)	(Recast)
Revenue from contracts with customers	508,508	6,226	1,817	516,551
Cost of sales	(178,263)	-	(2,125)	(180,388)
Gross profit	330,245	6,226	(308)	336,163
Research and development costs	(71,628)	(55,877)	(425)	(127,930)
Selling and marketing expenses	(55,358)	(88)	(507)	(55,953)
Manufacturing and distribution costs	(5,251)	(22)	(11,397)	(16,670)
General and administration costs	(27,777)	(137)	(3,977)	(31,891)
Other (losses)/gains (net)	(5,976)	-	81	(5,895)
Operating profit/(loss)	164,255	(49,898)	(16,533)	97,824
Other losses/(gains) (net)	5,976	-	(81)	5,895
Depreciation and amortization	3,679	-	856	4,535
Adjusted earnings/(loss) before interest, tax, depreciation and amortization	173,910	(49,898)	(15,758)	108,254

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment
	US$'000	US$'000	US$'000	US$'000
2023	(Recast)	(Recast)	(Recast)	(Recast)
Revenue from contracts with customers	329,205	3,496	277	332,978
Cost of sales	(123,445)	-	-	(123,445)
Gross profit	205,760	3,496	277	209,533
Research and development costs	(53,669)	(31,258)	(388)	(85,315)
Selling and marketing expenses	(33,358)	(106)	-	(33,464)
Manufacturing and distribution costs	(4,798)	(69)	(1,384)	(6,251)
General and administration costs	(20,707)	(185)	(2,475)	(23,367)
Other losses (net)	(24,497)	-	-	(24,497)
Operating profit/(loss)	68,731	(28,122)	(3,970)	36,639
Other losses (net)	24,497	-	-	24,497
Depreciation and amortization	3,729	-	157	3,886
Adjusted earnings/(loss) before interest, tax, depreciation and amortization	96,957	(28,122)	(3,813)	65,022

		2025	2024	2023
	Note	US$'000	US$'000	US$'000
			(Recast)	(Recast)
Total segment adjusted EBITDA		96,444	108,254	65,022
Unallocated income, expenses and eliminations:
General and administration costs		(56,897)	(53,111)	(25,702)
Other gains/(losses) (net)	10	11,735	4,885	(23,827)
Finance income		5,826	7,180	671
Finance costs	11	(40,868)	(24,442)	(9,085)
Depreciation and amortization	9	(21,506)	(4,851)	(4,485)
(Loss)/profit before income tax		(5,266)	37,915	2,594

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment	Reconciling items	Group	1.
December 31, 2025	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Total assets	233,252	228,110	515,429	976,791	187,195	1,163,986
Total liabilities	159,523	17,099	156,599	333,221	415,389	748,610
Additions to non- current assets	19,503	67,715	324,472	411,690	7,840	419,530

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment	Reconciling items	Group
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
December 31, 2024	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Total assets	300,731	134,440	137,223	572,394	367,985	940,379
Total liabilities	149,745	9,414	53,962	213,121	374,321	587,442
Additions to non- current assets	1,590	92,867	110,828	205,285	308	205,593

Schedule of Geographical Information

	2025	2024	2023
	Revenue by location of customer	Revenue by location of customer	Revenue by location of customer
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
China	9,834	382	863
United States	784,905	502,760	324,474
Other countries	9,055	13,409	7,641
Total	803,794	516,551	332,978

	2025	2025	2024
	Non-current assets by location of asset		Non-current assets by location of asset
	US$'000		US$'000
			(Recast)
Australia	101,753		81,242
Belgium	59,460		36,324
Canada	86,643		78,292
United Kingdom	37,071		34,020
United States	481,181		107,904
Other countries	8,245		3,560
Total	774,353		341,342